NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Minority Interest [Table Text Block]
Non-controlling interest consists of the following:

	December 31,
	2013	2012
	US$	US$
Paid-in capital	711,618	384,211
Retained Earnings	762,599	754,894
Accumulated other comprehensive income	346,056	300,801
	1,820,273	1,439,906